Investment in an Equity Investee - Summarized balance sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Summarized balance sheets
Current assets	$ 1,048,260	$ 1,096,839
Current liabilities	(373,288)	(403,027)
Net assets	752,018	743,387	$ 800,017	$ 636,870
SHPL
Summarized balance sheets
Current assets	237,504	201,025
Non-current assets	69,310	73,939
Current liabilities	(146,504)	(179,649)
Non-current liabilities	(4,026)	(3,687)
Net assets	$ 156,284	$ 91,628